SHARES-BASED AWARDS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of share option activity

	Outstanding Options
			Weighted-
		Weighted	Average	Intrinsic
		Average	Remaining	Value
	Number of	Exercise	Contractual	(in
	Options	Price	Term	thousands)
Balance – December 31, 2020	26,730,453	$2.21	7.8	$118,155
Options granted	3,177,756	7.51
Options exercised	(3,028,530)	1.74
Options canceled	(780,343)	3.13
Balance – June 30, 2021	26,099,336	$1.80	8.5	$2,491,171
Options vested and exercisable June 30, 2021	14,842,155	$1.88	6.6	$883,724

A summary of share option activity under the 2009 Plan and the 2014 Plan is as follows:

Outstanding Options
				Weighted-
			Weighted	Average
			Average	Remaining	Intrinsic
	Shares Available for	Number of	Exercise	Contractual	Value (in
	Grant	Options	Price	Term	thousands)

Balance – January 1, 2019	19,257,865	14,716,256	$1.06	6.37	$12,341
Options granted	(12,943,015)	12,943,015	2.19
Options exercised	—	(424,761)	1.22
Options canceled	1,022,012	(1,022,012)	1.92
Balance – December 31, 2019	7,336,862	26,212,498	$1.58	6.27	$21,236
Options granted	(9,009,210)	9,009,210	3.06
Options exercised	—	(2,837,729)	1.15
Options canceled	5,653,526	(5,653,526)	1.17
Balance – December 31, 2020	3,981,178	26,730,453	$2.21	7.79	$118,155
Options vested and exercisable December 31, 2020		26,111,472	$1.75	6.75	$75,944

Summary of the assumptions utilized to record compensation expense for share options granted

	Six Months Ended
	June 30,
	2021	2020
Weighted average volatility	41.9%	42.7%
Expected term (in years)	5.9	6.0
Risk-free interest rate	0.6%	1.1%
Expected dividends	—	—

A summary of the assumptions the Company utilized to record compensation expense for share options granted during the years ended December 31, 2020 and 2019, is as follows:

	Year Ended December 31,
	2020	2019
Weighted average volatility	58.98%	42.77%
Expected term (in years)	5.9	5.5
Risk-free interest rate	0.75%	2.11%
Expected dividends	—	—

Summary of RSU award activity

	Restricted Stock Units
				Weighted-
		Performance-		Average
	Time-Based	Based	Total	Grant-Date
	Shares	Shares	Shares	Fair Value
Nonvested balance as of December 31, 2020	—	—	—	$—
Granted	9,729,078	6,060,670	15,789,748	50.71
Cancelled/Forfeited	(26,150)	—	(26,150)	56.06
Nonvested balance as of June 30, 2021	9,702,928	6,060,670	15,763,598	$50.70

Summary of employee and nonemployee share-based compensation expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Research and development	$13,539	$552	$26,703	$1,393
Selling, general and administrative	10,910	458	102,541	588
Total	$24,449	$1,010	$129,244	$1,981

Total employee and nonemployee share-based compensation expense, including that related to the extended exercise terms for senior management and consultants for the years ended December 31, 2020 and 2019, is classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$213	$443
Research and development	3,724	4,770
Selling, general and administrative	677	2,506
Total	$4,614	$7,719

RSU award
Summary of the assumptions utilized to record compensation expense for share options granted

Six Months Ended
June 30, 2021
Weighted average volatility	60.0%
Expected term (in years)	5.0
Risk-free interest rate	0.9%
Expected dividends	—